Derivative Financial Instruments - Remaining Contract Maturity of Fair Value of OTC Derivative Assets and Liabilities (Details) $ in Thousands	Nov. 30, 2021 USD ($)
OTC Derivative Assets
0-12 Months	$ 397,160
1-5 Years	120,404
Greater Than 5 Years	115,016
Cross-maturity netting	(34,513)
Total	598,067
Cross-product counterparty netting	(61,679)
Total OTC derivative assets included in Financial instruments owned, at fair value	536,388
OTC Derivative Liabilities
0-12 Months	375,698
1-5 Years	1,486,034
Greater Than 5 Years	187,959
Cross-maturity netting	(34,513)
Total	2,015,178
Cross-product counterparty netting	61,679
Total OTC derivative liabilities included in Financial instruments sold, not yet purchased, at fair value	1,953,499
Exchange traded derivative assets and other credit agreements	210,400
Cash collateral received	176,300
Exchange traded derivative liabilities and other credit agreements	31,500
Cash collateral pledged	572,800
Commodity swaps, options and forwards
OTC Derivative Assets
0-12 Months	2,703
1-5 Years	0
Greater Than 5 Years	0
Cross-maturity netting	0
Total	2,703
OTC Derivative Liabilities
0-12 Months	9,862
1-5 Years	0
Greater Than 5 Years	0
Cross-maturity netting	0
Total	9,862
Equity options and forwards
OTC Derivative Assets
0-12 Months	26,603
1-5 Years	3,524
Greater Than 5 Years	0
Cross-maturity netting	(8,181)
Total	21,946
OTC Derivative Liabilities
0-12 Months	15,539
1-5 Years	642,337
Greater Than 5 Years	41,996
Cross-maturity netting	(8,181)
Total	691,691
Credit default swaps
OTC Derivative Assets
0-12 Months	1
1-5 Years	1,226
Greater Than 5 Years	497
Cross-maturity netting	0
Total	1,724
OTC Derivative Liabilities
0-12 Months	6
1-5 Years	13,690
Greater Than 5 Years	11,632
Cross-maturity netting	0
Total	25,328
Total return swap
OTC Derivative Assets
0-12 Months	124,348
1-5 Years	24,144
Greater Than 5 Years	0
Cross-maturity netting	(1,211)
Total	147,281
OTC Derivative Liabilities
0-12 Months	149,353
1-5 Years	777,266
Greater Than 5 Years	2,042
Cross-maturity netting	(1,211)
Total	927,450
Foreign currency forwards, swaps and options
OTC Derivative Assets
0-12 Months	186,348
1-5 Years	4,933
Greater Than 5 Years	0
Cross-maturity netting	(1,959)
Total	189,322
OTC Derivative Liabilities
0-12 Months	159,206
1-5 Years	10,028
Greater Than 5 Years	0
Cross-maturity netting	(1,959)
Total	167,275
Interest rate swaps, options and forwards
OTC Derivative Assets
0-12 Months	25,630
1-5 Years	86,577
Greater Than 5 Years	114,519
Cross-maturity netting	(23,162)
Total	203,564
OTC Derivative Liabilities
0-12 Months	11,364
1-5 Years	42,713
Greater Than 5 Years	132,289
Cross-maturity netting	(23,162)
Total	163,204
Fixed income forwards
OTC Derivative Assets
0-12 Months	31,527
1-5 Years	0
Greater Than 5 Years	0
Cross-maturity netting	0
Total	31,527
OTC Derivative Liabilities
0-12 Months	30,368
1-5 Years	0
Greater Than 5 Years	0
Cross-maturity netting	0
Total	$ 30,368